Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets and liabilities [Abstract]
Deferred tax assets	¥ 315,390	$ 49,829	¥ 308,207
Deferred tax liabilities	(116,468)	(18,401)	(115,758)
Net deferred tax assets	¥ 198,922	$ 31,428	¥ 192,449